Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Business and government	[1]	$ 231,414			$ 214,305
Residential mortgages		285,935			280,672
Debt securities measured at FVOCI		84,093			76,693
FVO securities purchased under resale agreements		86,210			83,721
Derivative instruments		(34,614)			(36,435)
Obligations related to securities sold short		(20,827)			(21,642)
Obligations related to securities sold under repurchase agreements		(145,659)			(110,153)
Derivative instruments		(36,552)			(40,654)
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		48,617			45,254
Business and government		459			221
Residential mortgages		5			3
Loans measured at FVTPL		464			224
Debt securities measured at FVOCI		83,135			76,021
FVO securities purchased under resale agreements		22,280			24,977
Derivative instruments		34,614			36,435
Total financial assets		264,153			244,735
Deposits and other liabilities		(42,454)			(39,706)
Obligations related to securities sold short		(20,827)			(21,642)
Obligations related to securities sold under repurchase agreements		(10,808)			(9,746)
Derivative instruments		(36,552)			(40,654)
Total financial liabilities		(110,641)			(111,748)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		38,223			36,586
Debt securities measured at FVOCI		68,013			62,811
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		74,433			61,460
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		3,702			4,385
Debt securities measured at FVOCI		9,998			9,083
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		6,692			4,283
Debt securities measured at FVOCI		5,124			4,127
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		6,875			6,771
Derivative instruments		(8,590)			(9,266)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		15,863			15,525
Derivative instruments		(13,870)			(16,069)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		36			46
Derivative instruments		(45)			(55)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		9,043			10,984
Derivative instruments		(11,295)			(11,117)
Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		2,797			3,109
Derivative instruments		(2,752)			(4,147)
Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		610			364
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		3,558			4,258
Debt securities measured at FVOCI		10,466			2,760
Derivative instruments		4,894			5,855
Total financial assets		91,325			72,777
Obligations related to securities sold short		(7,040)			(9,199)
Derivative instruments		(4,434)			(4,753)
Total financial liabilities		(11,474)			(13,952)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		3,558			4,258
Debt securities measured at FVOCI		10,466			2,760
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		72,407			59,904
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		2			2
Derivative instruments		(2)			(2)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		4,855			5,821
Derivative instruments		(4,389)			(4,712)
Level 1 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		37			32
Derivative instruments		(43)			(39)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		44,453			40,926
Business and government		203			116
Residential mortgages		5			3
Loans measured at FVTPL		208			119
Debt securities measured at FVOCI		72,669			73,261
FVO securities purchased under resale agreements		22,280			24,977
Derivative instruments		29,620			30,479
Total financial assets		170,845			171,042
Deposits and other liabilities		(42,077)			(39,290)
Obligations related to securities sold short		(13,787)			(12,443)
Obligations related to securities sold under repurchase agreements		(10,808)			(9,746)
Derivative instruments		(30,937)			(34,818)
Total financial liabilities		(97,609)			(96,297)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		34,665			32,328
Debt securities measured at FVOCI		57,547			60,051
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		1,005			916
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		3,601			4,385
Debt securities measured at FVOCI		9,998			9,083
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		6,187			4,213
Debt securities measured at FVOCI		5,124			4,127
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		6,826			6,718
Derivative instruments		(7,453)			(8,236)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		15,863			15,525
Derivative instruments		(13,870)			(16,065)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		2			2
Derivative instruments		(6)			(5)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		4,169			5,157
Derivative instruments		(6,899)			(6,404)
Level 2 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		2,760			3,077
Derivative instruments		(2,709)			(4,108)
Level 2 of fair value hierarchy [member] | Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		610			364
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets		1,983	$ 1,898	$ 1,304	916	$ 941	$ 917	$ 953
Total financial liabilities		(1,558)	$ (1,450)	$ (1,718)	(1,499)	$ (1,379)	$ (1,670)	$ (2,116)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		606			70
Business and government		256			105
Loans measured at FVTPL		256			105
Derivative instruments		100			101
Total financial assets		1,983			916
Deposits and other liabilities		(377)			(416)
Derivative instruments		(1,181)			(1,083)
Total financial liabilities		(1,558)			(1,499)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		1,021			640
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		101
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		505			70
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		47			51
Derivative instruments		(1,135)			(1,028)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments					(4)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		34			44
Derivative instruments		(39)			(50)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		19			6
Derivative instruments		$ (7)			$ (1)

[1]	Includes customers’ liability under acceptances of $8 million (October 31, 2024: $6 million) in business and government loans and acceptances of $8 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the presentation adopted in the first quarter of 2025.